Thrivent International Large Cap ETF Investment Objectives and Goals - Thrivent International Large Cap ETF	Oct. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent International Large Cap ETF TILC
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Thrivent International Large Cap ETF (the "Fund") seeks long-term capital appreciation. The Fund's investment objective may be changed without shareholder approval.